Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	$ 3,994	$ 6,707
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	3,493	3,250
Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	501	3,457
Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
Total investment securities available-for-sale	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	0	0
Corporate securities	1,826	1,668
Short-term bond fund	1,142	1,070
Limited-term bond fund	525	512
Total investment securities available-for-sale	3,493	3,250
Total recurring fair value measurements	3,493	3,250
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	501	3,457
Corporate securities	0	0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Total investment securities available-for-sale	501	3,457
Total recurring fair value measurements	501	3,457
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	0	0
Corporate securities	0	0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Total investment securities available-for-sale	0	0
Total recurring fair value measurements	0	0
Recurring [Member] | Total Fair Value [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities	501	3,457
Corporate securities	1,826	1,668
Short-term bond fund	1,142	1,070
Limited-term bond fund	525	512
Total investment securities available-for-sale	3,994	6,707
Total recurring fair value measurements	3,994	6,707
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	588	1,133
Other real estate owned	170	185
Total nonrecurring fair value measurements	758	1,318
Nonrecurring [Member] | Total Fair Value [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	588	1,133
Other real estate owned	170	185
Total nonrecurring fair value measurements	$ 758	$ 1,318